Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders Equity (Deficit) (USD $) In Thousands, except Share data	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Mar. 31, 2009	$ (41,619)	$ 81,373	$ 1	$ 3,417	$ (45,037)
Balance, shares at Mar. 31, 2009		12,281,553	461,154
Exercise of stock options	1			1
Exercise of stock options, shares			123
Stock-based compensation	902			902
Dividends paid	(3,480)				(3,480)
Net Income	6,023				6,023
Balance at Mar. 31, 2010	(38,173)	81,373	1	4,320	(42,494)
Balance, shares at Mar. 31, 2010		12,281,553	461,277
Exercise of stock options	26			26
Exercise of stock options, shares	3,717		3,717
Stock-based compensation	373			373
Dividends paid	(12,529)				(12,529)
Net Income	20,155				20,155
Balance at Mar. 31, 2011	(30,148)	81,373	1	4,719	(34,868)
Balance, shares at Mar. 31, 2011		12,281,553	464,994
Repurchase of stock options for cash	(602)			(602)
Reclassification of convertible preferred stock warrant liability (Note 2)	(431)			(431)
Shares issued upon consummation of IPO, shares	5,750,000
Exercise of stock options	50			50
Exercise of stock options, shares	21,336		18,248
Excess tax benefit from stock-based compensation	150			150
Stock-based compensation	506			506
Dividends paid	(13,550)				(13,550)
Net Income	9,589				9,589
Balance at Mar. 31, 2012	(34,436)	81,373	1	4,392	(38,829)
Balance, shares at Mar. 31, 2012		12,281,553	483,242
Balance, shares at Mar. 31, 2012		12,281,553	483,242
Reclassification of convertible preferred stock warrant liability (Note 2)	2,170			2,170
Conversion of convertible preferred stock into common stock upon consummation of IPO	81,373	(81,373)	15	81,358
Conversion of convertible preferred stock into common stock upon consummation of IPO, shares		(12,281,553)	15,221,571
Shares issued upon consummation of IPO	11,146		1	11,145
Shares issued upon consummation of IPO, shares	950,000		950,000
Exercise of stock options	1,774			1,774
Exercise of stock options, shares			342,105
Excess tax benefit from stock-based compensation	4,201			4,201
Net exercise of warrant to purchase shares of common stock			63,193
Stock-based compensation	216			216
Net Income	2,131				2,131
Balance at Jun. 30, 2012	$ 68,575		$ 17	$ 105,256	$ (36,698)
Balance, shares at Jun. 30, 2012			17,060,111